CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost of Revenues
Share-based compensation charged during the years were included in the following:
Share-based compensation	$ 762	$ 320	$ 467
Selling Expense
Share-based compensation charged during the years were included in the following:
Share-based compensation	4,429	2,569	3,406
General and Administrative Expense
Share-based compensation charged during the years were included in the following:
Share-based compensation	3,118	1,591	3,318
Research and Development Expense
Share-based compensation charged during the years were included in the following:
Share-based compensation	$ 4,059	$ 2,800	$ 3,047